Cover	Apr. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2021
Entity File Number	001-38908
Entity Registrant Name	DRAFTKINGS INC.
Entity Central Index Key	0001772757
Entity Tax Identification Number	84-4052441
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	222 Berkeley Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	986-6744
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	DKNG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false